Revenue - Disaggregation of Revenue from Contracts with Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 386,962	€ 428,539	€ 448,880
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	385,510	427,493	448,206
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,452	1,046	674
Wholesale (distributors and retailers) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	320,263	365,499	392,332
Directly operated stores (end consumers) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	66,699	63,040	56,548
Europe, Middle East and Africa [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	183,794	212,481	218,896
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	137,665	137,452	153,647
Asia Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	65,503	78,606	76,337
United States of America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	97,723	94,393	107,262
Italy [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	48,557	53,261	55,379
China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	39,258	47,099	41,369
United Kingdom [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	39,416	43,501	48,266
Canada [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,355	17,371	20,030
Spain [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14,846	17,334	17,077
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,120	16,332	16,182
Germany [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,234	11,455	12,462
France [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,493	11,179	9,999
Australia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,668	9,903	9,738
Belgium [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,809	8,682	8,214
Korea [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,626	8,232	9,847
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	78,857	89,797	93,055
Sale of upholstery furniture [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	329,162	365,346	389,528
Sale of home furnishing accessories [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	39,623	41,733	33,560
Sale of polyurethane foam [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,665	14,958	15,501
Sale of other goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,512	6,502	10,291
Natuzzi Editions Brand [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	160,136	167,925	183,838
Natuzzi Italia Brand [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	135,500	144,953	134,740
Private label [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	73,149	94,201	104,509
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 18,177	€ 21,460	€ 25,793